Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Convertible preferred stock [Member]	Series B convertible preferred stock [Member]	Series C convertible preferred stock [Member]
Beginning balance, preferred stock at Dec. 31, 2011					$ 41,111
Beginning balance at Dec. 31, 2011	(29,535)	3	259	(29,797)
Beginning balance (in shares) at Dec. 31, 2011		349,051
Beginning balance, convertible preferred shares (in shares) at Dec. 31, 2011					4,688,191
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		11,910
Exercise of stock options	11		11
Stock-based compensation	244		244
Net loss	(10,840)			(10,840)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred stock (in shares)						1,130,165
Issuance of convertible preferred stock						10,615
Ending balance, preferred stock at Dec. 31, 2012					51,726
Ending balance at Dec. 31, 2012	(40,120)	3	514	(40,637)
Ending balance (in shares) at Dec. 31, 2012	360,961	360,961
Ending balance, convertible preferred shares (in shares) at Dec. 31, 2012	5,818,356				5,818,356
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	8,499	8,499
Exercise of stock options	6		6
Stock-based compensation	255		255
Net loss	(15,975)			(15,975)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred stock (in shares)							3,951,066
Issuance of convertible preferred stock							29,668
Ending balance, preferred stock at Dec. 31, 2013	81,394				81,394	33,804	29,668
Ending balance at Dec. 31, 2013	(55,834)	3	775	(56,612)
Ending balance (in shares) at Dec. 31, 2013	369,460	369,460
Ending balance, convertible preferred shares (in shares) at Dec. 31, 2013	9,769,422				9,769,422	3,616,529	3,951,066
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	20,508	20,508
Exercise of stock options	23		23
Stock-based compensation	1,344		1,344
Net loss	(34,151)			(34,151)
Number of common stock sold in IPO (in shares)		5,410,564
Stock issued during IPO	57,807	5	57,802
Conversion of preferred stock (in shares)		9,769,422			(9,769,422)
Common shares issued for conversion of preferred shares	81,394	10	81,384		(81,394)
Issuance of common stock upon exercise of warrants (in shares)		1,308,863
Issuance of common stock upon exercise of warrants	8,150	1	8,149
Conversion of preferred stock warrant liability	7,613		7,613
Reverse stock split true up		(2)	2
Ending balance, preferred stock at Dec. 31, 2014	0				0
Ending balance at Dec. 31, 2014	$ 66,346	$ 17	$ 157,092	$ (90,763)
Ending balance (in shares) at Dec. 31, 2014	16,878,817	16,878,817
Ending balance, convertible preferred shares (in shares) at Dec. 31, 2014	0				0